Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured On Recurring Basis At Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Estimated Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value measured on recurring basis	$ 3,397,899	$ 5,234,055
Other current liabilities, fair value measured on recurring basis	(3,757)	(2,413)
Estimated Fair Value [Member] | U.S. Government And Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	139,952	247,017
Non-current investments, fair value measured on recurring basis		7,716
Estimated Fair Value [Member] | U.S. Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	622,191	823,383
Estimated Fair Value [Member] | All Other Corporates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	5,719	6,572
Non-current investments, fair value measured on recurring basis	66,542	192,533
Estimated Fair Value [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets, fair value measured on recurring basis	3,816
Other current liabilities, fair value measured on recurring basis	(2,802)
Estimated Fair Value [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	306
Non-current investments, fair value measured on recurring basis	501
Other current liabilities, fair value measured on recurring basis	(955)
Estimated Fair Value [Member] | Banks, Trusts And Insurance Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	50,971	49,276
Estimated Fair Value [Member] | Industrial, Miscellaneous And All Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	1,313,688	2,593,331
Estimated Fair Value [Member] | Investments In Associated Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies (measured using fair value option)	1,198,029	1,314,227
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value measured on recurring basis	2,735,062	4,360,368
Other current liabilities, fair value measured on recurring basis	(955)	(1,878)
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | U.S. Government And Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	139,952	247,017
Non-current investments, fair value measured on recurring basis
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | U.S. Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | All Other Corporates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	5,719	6,324
Non-current investments, fair value measured on recurring basis	26,703	150,193
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets, fair value measured on recurring basis	88
Other current liabilities, fair value measured on recurring basis
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis
Non-current investments, fair value measured on recurring basis
Other current liabilities, fair value measured on recurring basis	(955)
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Banks, Trusts And Insurance Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	50,971	49,276
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Industrial, Miscellaneous And All Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	1,313,688	2,593,331
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Investments In Associated Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies (measured using fair value option)	1,198,029	1,314,227
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value measured on recurring basis	662,837	873,687
Other current liabilities, fair value measured on recurring basis	(2,802)	(535)
Significant Other Observable Inputs (Level 2) [Member] | U.S. Government And Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis
Non-current investments, fair value measured on recurring basis		7,716
Significant Other Observable Inputs (Level 2) [Member] | U.S. Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	622,191	823,383
Significant Other Observable Inputs (Level 2) [Member] | All Other Corporates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis		248
Non-current investments, fair value measured on recurring basis	39,839	42,340
Significant Other Observable Inputs (Level 2) [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets, fair value measured on recurring basis	3,728
Other current liabilities, fair value measured on recurring basis	(2,802)
Significant Other Observable Inputs (Level 2) [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	306
Non-current investments, fair value measured on recurring basis	501
Other current liabilities, fair value measured on recurring basis
Significant Other Observable Inputs (Level 2) [Member] | Banks, Trusts And Insurance Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis
Significant Other Observable Inputs (Level 2) [Member] | Industrial, Miscellaneous And All Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis
Significant Other Observable Inputs (Level 2) [Member] | Investments In Associated Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies (measured using fair value option)